Interest payable (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Interest Payable	¥ 54,685	¥ 36,122
Third parties [Member]
Statement [Line Items]
Interest Payable	41,138	27,647
Shareholders [Member]
Statement [Line Items]
Interest Payable	11,846	7,466
Related parties [Member]
Statement [Line Items]
Interest Payable	¥ 1,701	¥ 1,009